Fair Value Measurements - Summary of Fair Values of Financial Assets Measured at Fair Value on Recurring Basis (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	$ 52,359	$ 47,368
Financial liabilities	25,848	23,595
Recurring Fair Value Measurement
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	3,194	2,187
Financial liabilities	194	197
Recurring Fair Value Measurement | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	1,852	935
Financial liabilities	0	0
Recurring Fair Value Measurement | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	1,192	1,204
Financial liabilities	194	197
Recurring Fair Value Measurement | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	150	48
Financial liabilities	0	0
Recurring Fair Value Measurement | Cash equivalents
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	1,624	790
Recurring Fair Value Measurement | Cash equivalents | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	1,624	790
Recurring Fair Value Measurement | Cash equivalents | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Cash equivalents | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Marketable and other equity securities
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	219	88
Recurring Fair Value Measurement | Marketable and other equity securities | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	69	41
Recurring Fair Value Measurement | Marketable and other equity securities | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Marketable and other equity securities | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	150	47
Recurring Fair Value Measurement | Debt securities
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	159	105
Recurring Fair Value Measurement | Debt securities | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	159	104
Recurring Fair Value Measurement | Debt securities | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Debt securities | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	1
Recurring Fair Value Measurement | Settlement receivables
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	1,118	1,126
Recurring Fair Value Measurement | Settlement receivables | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Settlement receivables | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	1,118	1,126
Recurring Fair Value Measurement | Settlement receivables | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	74	78
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	74	78
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	149	158
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	0	0
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	149	158
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	0	0
Recurring Fair Value Measurement | Settlement payables
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	45	39
Recurring Fair Value Measurement | Settlement payables | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	0	0
Recurring Fair Value Measurement | Settlement payables | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	45	39
Recurring Fair Value Measurement | Settlement payables | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	$ 0	$ 0